Segmented Information - Segmented Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Assets	$ 76,665	$ 75,276
Head office
Disclosure of operating segments [line items]
Assets	185	202
North America | Operating segments
Disclosure of operating segments [line items]
Assets	30,645	29,094
North Sea | Operating segments
Disclosure of operating segments [line items]
Assets	1,561	1,624
Offshore Africa | Operating segments
Disclosure of operating segments [line items]
Assets	1,332	1,407
Other | Operating segments
Disclosure of operating segments [line items]
Assets	40	81
Oil Sands Mining and Upgrading | Operating segments
Disclosure of operating segments [line items]
Assets	42,016	41,567
Midstream and Refining | Operating segments
Disclosure of operating segments [line items]
Assets	$ 886	$ 1,301